--------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, NY  10020
INCOME FUND, INC.                         (212) 830-5200

================================================================================



Dear Shareholder:



We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. for the year ended January 31, 1998.

The Fund had net assets of $167,784,089 and 539 active shareholders as of January 31, 1998.

Thank you for your support and we look forward to continuing to serve your cash management needs.




Sincerely,


\s\Steven W. Duff



Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date      Yield         (Note 1)      Moody's  & Poor's
   ------                                                                    ----      -----          ------       -------   -------
Other Tax Exempt Investments (11.72%)
------------------------------------------------------------------------------------------------------------------------------------
 $   3,000,000  Commonwealth of Puerto Rico TRAN - Series A                 07/30/98    3.72%     $   3,010,747    MIG-1       SP-1+
     3,000,000  Danbury, CT BAN (c)                                         02/09/98    3.52          3,000,084
     3,000,000  Darien, CT BAN (c)                                          04/15/98    3.48          3,002,789
     3,650,000  Milford, CT BAN (c)                                         11/12/98    3.60          3,650,795
     2,000,000  Norwich, CT BAN (c)                                         11/10/98    3.60          2,000,283
     5,000,000  Wilton, CT BAN (c)                                          07/21/98    3.65          5,003,204
 -------------                                                                                    -------------
    19,650,000  Total Other Tax Exempt Investments                                                   19,667,902
 -------------                                                                                    -------------

Other Variable Rate Demand Instruments (51.35%) (b)
------------------------------------------------------------------------------------------------------------------------------------
 $   3,500,000   Connecticut DA Refunding Airport Hotel RB
                 (Bradley Airport Hotel Project) - Series 1997A
                 LOC Kredietbank                                            03/01/17    3.40%     $   3,500,000    VMIG-1
     1,000,000   Connecticut DA Refunding Airport Hotel RB
                 (Bradley Airport Hotel Project) - Series 1997B
                 LOC Royal Bank of Canada                                   03/01/17    3.40          1,000,000    VMIG-1
     5,000,000   Connecticut Development Authority PCRB
                 (CT Light & Power Company Project) - Series 1996A
                 AMBAC Insured                                              05/01/31    3.40          5,000,000    VMIG-1      A1+
     7,000,000   Connecticut HEFA
                 (Edgeville Life Center in Greenwich) - Series B
                 LOC Banque Paribas                                         07/01/04    3.55          7,000,000    VMIG-1
     5,500,000   Connecticut HFA
                 Housing Mortgage Finance Program Bonds - Series 1995G
                 AMBAC Insured                                              05/15/18    3.50          5,500,000    VMIG-1      A1+
     9,700,000   Connecticut PCR Refunding Bond
                 (CT Light & Power Company Project)
                 LOC Union Bank of Switzerland                              09/01/28    3.40          9,700,000    VMIG-1      A1+
     9,900,000   Connecticut State Development Authority
                 (CT Light & Power Company Project) - Series 1993A
                 LOC Deutsche Bank A.G.                                     09/01/28    3.50          9,900,000    VMIG-1      A1+
     3,770,000   Connecticut State Development Authority
                 (Corporation for Independent Living Project)
                 LOC Chase Manhattan Bank, N.A.                             07/01/15    3.20          3,770,000    VMIG-1
     1,100,000   Connecticut State Development Authority IDRB
                 (Columbia Diamond Ring)
                 LOC Barclays Bank PLC                                      09/01/08    4.00          1,100,000    P1          A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date      Yield         (Note 1)      Moody's  & Poor's
   ------                                                                    ----      -----          ------       -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   6,000,000  Connecticut State Development Authority IDRB
                (Gerber Scientific Incorporated)
                LOC Wachovia Bank & Trust Co., N.A.                         12/01/14    3.60%     $   6,000,000                A1+
     5,500,000  Connecticut State Development Authority IDRB
                (Rand Whitney Container Board L.P.)
                LOC Chase Manhattan Bank, N.A.                              08/01/23    3.30          5,500,000    P1          A1
     1,000,000  Connecticut State Development Authority IDRB
                (Vitta Corporation Project)
                LOC Barclays Bank PLC                                       09/01/09    4.00          1,000,000    P1          A1+
     7,300,000  Connecticut State GO - Series 87B                           05/15/14    3.35          7,300,000    VMIG-1      A1+
     8,645,000  Connecticut State Special Tax Obligation RB
                (Second Lien Transportation Infrastructure)
                LOC Commerzbank A.G.                                        12/01/10    3.50          8,645,000    VMIG-1      A1+
     3,000,000  Societe Generale #43
                (Puerto Rico Electric Power Authority) - Series AA
                MBIA Insured                                                07/01/22    3.45          3,000,000                A1+
     2,900,000  State of Connecticut HEFA
                (Bradley Health Care Issue) - Series B
                LOC Fleet National Bank                                     07/01/29    3.25          2,900,000    VMIG-1
     1,700,000  State of Connecticut HEFA
                (Hospital of Saint Raphael Issue) - Series K
                LOC Kredietbank                                             07/01/22    3.25          1,700,000    VMIG-1
     1,235,000  State of Connecticut HEFA (Sharon Hospital Issue)
                LOC Bank of Boston                                          06/01/27    3.30          1,235,000    VMIG-1
     2,400,000  State of Connecticut HEFA - Series A
                LOC Credit Locale de France                                 07/01/24    3.25          2,400,000    VMIG-1
  ------------                                                                                      -----------
    86,150,000  Total Other Variable Rate Demand Instruments                                         86,150,000
  ------------                                                                                      -----------
Put Bonds (9.87%) (d)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,400,000  Connecticut HEFA (Yale New Haven Hospital) - Series E
                FGIC Insured                                                06/01/98    3.80%     $   1,400,000    VMIG-1      A1+
     3,440,000  Connecticut Resource Recovery Authority
                (Wallingford Resource Recovery Project) - Series 1986
                LOC National Westminster Bank PLC                           11/15/98    3.80          3,440,000    VMIG-1      A1+
     5,000,000  Connecticut State Special Assessment
                Unemployment Compensation Advance Fund RB - Series 93C
                FGIC Insured                                                07/01/98    3.90          5,000,000    VMIG-1      A1+




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date      Yield         (Note 1)      Moody's  & Poor's
   ------                                                                    ----      -----          ------       -------   -------
Put Bonds (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   4,860,000  Puerto Rico Industrial Medical & Environmental PCFA RB
                (Reynolds Metals Corporation)
                LOC ABN AMRO Bank N.V.                                      09/01/98    3.80%     $   4,860,000    VMIG-1      A1+
     1,850,000  Puerto Rico Industrial Medical & Environmental PCFA RB
                (Reynolds Metals Corporation)
                LOC ABN AMRO Bank N.V.                                      09/01/98    3.68          1,851,029    VMIG-1      A1+
  ------------                                                                                    -------------
    16,550,000  Total Put Bonds                                                                      16,551,029
  ------------                                                                                    -------------
Revenue Bonds (4.26%)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,500,000  Connecticut State Special Tax Obligation RB
                Transportation Infrastructure - Series A (c)                11/01/98    3.77%     $   1,502,150
     3,750,000  Puerto Rico Aqueduct & Sewer Authority RB
                Collateralized By U.S. Government Securities (d)            07/01/98    3.61          3,885,205    Aaa
     1,750,000  Puerto Rico University RB - Series L (c) (d)
                Collateralized By U.S. Government Securities                06/01/98    3.75          1,764,341
 -------------                                                                                    -------------
     7,000,000  Total Revenue Bonds                                                                   7,151,696
 -------------                                                                                    -------------
Tax Exempt Commercial Paper (23.12%)
------------------------------------------------------------------------------------------------------------------------------------
 $     895,000  Connecticut HFA Mortgage Project 1989 - Series D
                LOC FHA/VA/Private Mortgages                                06/18/98    3.55%     $     895,000    VMIG-1      A1+
     3,400,000  Connecticut Municipal Electric Energy
                Co-Operative Power Supply System RB - Series 1995A
                LOC Fleet National Bank                                     03/11/98    3.30          3,400,000    P1          A1
     4,000,000  Connecticut Municipal Electric Energy
                Co-Operative Power Supply System RB - Series 1995A
                LOC Fleet National Bank                                     02/10/98    3.50          4,000,000    P1          A1
     3,000,000  Puerto Rico Government Development Bank                     02/20/98    3.20          3,000,000                A1+
     2,000,000  Puerto Rico Government Development Bank                     07/09/98    3.50          2,000,000                A1+
     8,000,000  State of Connecticut HEFA RB (Yale University)              02/05/98    3.60          8,000,000    VMIG-1      A1+
     2,500,000  State of Connecticut HEFA RB (Yale University) - Series B   02/02/98    3.40          2,500,000    VMIG-1      A1+
     3,000,000  State of Connecticut HEFA RB (Yale University) - Series B   05/14/98    3.40          3,000,000    VMIG-1      A1+
     2,000,000  State of Connecticut Special Assessment Second Injury Fund
                LOC Credit Agricole/Credit Commercial de Belgique           02/10/98    3.40          2,000,000    P1          A1+
     5,000,000  State of Connecticut Special Assessment Second Injury Fund
                LOC Credit Agricole/Credit Commercial de Belgique           03/25/98    3.65          5,000,000    P1          A1+
     5,000,000  State of Connecticut Special Assessment Second Injury Fund
                LOC Credit Agricole/Credit Commercial de Belgique           05/13/98    3.40          5,000,000    P1          A1+
 -------------                                                                                    -------------
    38,795,000  Total Tax Exempt Commercial Paper                                                    38,795,000
 -------------                                                                                    -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date      Yield         (Note 1)      Moody's  & Poor's
   ------                                                                    ----      -----          ------       -------   -------
Variable Rate Demand Instrument - Participations (0.43%) (b)
----------------------------------------------------------------------------------------------------------------------------
 $     723,552   Connecticut State Development Authority IDRB
                 (Nefco Holding)
                 LOC Chase Manhattan Bank, N.A.                    11/01/00    5.53%     $     723,552    P1          A1
 -------------                                                                           -------------
       723,552   Total Variable Rate Demand Instrument - Participations                        723,552
 -------------                                                                           -------------
                 Total Investments (100.75%) (Cost $169,039,179+)                           169,039,179
                 Liabilities in Excess of Cash and Other Assets (-0.75%)                 (   1,255,090)
                                                                                         -------------
                 Net Assets (100.00%)                                                    $ 167,784,089
                                                                                         =============
                 Net Asset Value, offering and redemption price per share:
                 Class A Shares, 167,805,961 Shares outstanding (Note 3)                 $        1.00
                                                                                         =============
                 Class B Shares,            4,336 Shares outstanding (Note 3)            $        1.00
                                                                                         =============

               +  Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)   The maturity date indicated is the next put date.



KEY:
      BAN    =  Bond Anticipation Note                      MBIA   =  Municipal Bond Insurance Association
      FGIC   =  Financial Guaranteed Insurance Company      PCFA   =  Pollution Control Finance Authority
      GO     =  General Obligation                          PCR    =  Pollution Control Revenue
      HEFA   =  Health and Education Facilities Authority   PCRB   =  Pollution Control Revenue Bond
      HFA    =  Housing Finance Authority                   RB     =  Revenue Bond
      IDRB   =  Industrial Development Revenue Bond         TRAN   =  Tax and Revenue Anticipation Note
      LOC    =  Letter of Credit




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 1998
================================================================================



INVESTMENT INCOME
 Income:
   Interest.......................................................................    $         4,976,187
                                                                                      -------------------
 Expenses: (Note 2)


   Investment management fee.....................................................                 416,312
   Administration fee............................................................                 291,418
   Shareholder servicing fee.....................................................                 277,469
   Custodian expenses............................................................                  13,339
   Shareholder servicing and related shareholder expenses........................                 135,209
   Legal, compliance and filing fees.............................................                  15,765
   Audit and accounting..........................................................                  57,320
   Directors' fees...............................................................                  15,351
   Other.........................................................................                   6,770
                                                                                      -------------------
       Total expenses............................................................               1,228,953
       Less:
         Expenses paid indirectly................................................     (               449)
                                                                                      -------------------
              Net expenses.......................................................               1,228,504
                                                                                      -------------------
   Net investment income.........................................................               3,747,683


REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.........................................     (               993)
                                                                                      -------------------
 Increase in net assets from operations..........................................     $         3,746,690
                                                                                      ===================





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 1998 AND 1997
================================================================================




                                                                               1998                        1997
                                                                         ----------------             ---------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
     Net investment income......................................        $      3,747,683              $       3,081,325

     Net realized gain (loss) on investments....................        (            993)             (           7,566)
                                                                         ---------------               ----------------
 Increase (decrease) in net assets from operations...............              3,746,690                      3,073,759



 Dividends to shareholders from net investment income:
     Class A....................................................        (      3,746,628)*            (       3,081,273)*
     Class B....................................................        (          1,055)*            (              52)*
 Capital share transactions (Note 3):
     Class A....................................................              31,174,646                     30,787,660
     Class B....................................................        (          2,491)                         6,827
                                                                         ---------------               ----------------
     Total increase (decrease)..................................              31,171,162                     30,786,921
 Net assets:
     Beginning of year..........................................             136,612,927                    105,826,006
                                                                         ---------------               ----------------
     End of year................................................        $    167,784,089              $     136,612,927
                                                                         ===============               ================


* Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================


1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:


     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $ 69,523 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $449.

3. Capital Stock.

At January 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $167,791,987. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Year                               Year
 Class A                                           Ended                              Ended
 -------                                     January 31, 1998                   January 31, 1997
                                             ----------------                  ------------------
 Sold...................................        294,231,065                         238,155,043
 Issued on reinvestment of dividends....          3,475,704                           2,976,919
 Redeemed...............................       (266,532,123)                       (210,344,302)
                                                -----------                         -----------
 Net increase (decrease)................         31,174,646                          30,787,660
                                                ===========                         ===========

                                                   Year                         October 10, 1996
 Class B                                           Ended                   (Commencement of Offering)
 -------                                     January 31, 1998                  to January 31, 1997
                                             ----------------                  -------------------
 Sold...................................          1,915,696                              6,886
 Issued on reinvestment of dividends....                531                                 42
 Redeemed...............................       (  1,918,718)                       (       101)
                                                -----------                         ----------
 Net increase (decrease)................       (      2,491)                             6,827
                                                ===========                         ==========

4. Sales of Securities.

Accumulated undistributed realized losses at January 31, 1998 amounted to $7,898. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire through January 31, 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 57% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
6. Financial Highlights.

CLASS A                                                                        Year Ended January 31,
-------                                           ------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
                                                  ----------       ----------       ----------       ----------       ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)


 Net asset value, beginning of year........        $  1.00          $  1.00          $  1.00         $  1.00          $   1.00
                                                  ----------       ----------       ----------       ----------       ----------
 Income from investment operations:
     Net investment income.................           0.027            0.026            0.030           0.023             0.017
 Less distributions:
     Dividends from net investment income..        (  0.027)       (   0.026)        (  0.030)       (  0.023)        (   0.017)
                                                  ----------       ----------       ----------       ----------       ----------
 Net asset value, end of year..............        $  1.00         $   1.00          $  1.00         $  1.00          $   1.00
                                                  ==========       ==========       ==========       ==========       ==========
 Total Return..............................           2.74%            2.59%            3.02%           2.29%             1.70%
 Ratios/Supplemental Data
 Net assets, end of year (000).............        $ 167,780       $  136,606        $ 105,826       $   81,801       $  120,551
 Ratios to average net assets:
     Expenses..............................           0.89%            0.91%            0.91%           0.88%             0.87%
     Net investment income.................           2.70%            2.56%            2.96%           2.25%             1.68%
     Administration fees waived............           --               --               0.03%           --                --
     Expenses paid indirectly..............           --               0.02%            --              --                --

                                                          Year                            October 10, 1996
CLASS B                                                   Ended                     (Commencement of offering) to
-------                                             January 31, 1998                      January 31, 1997
                                                    ----------------                -----------------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period......             $   1.00                               $   1.00
                                                        ----------                             ----------
 Income from investment operations:
     Net investment income.................                 0.029                                  0.009
 Less distributions:
     Dividends from net investment income..             (   0.029)                             (   0.009)
                                                        ----------                             ----------
 Net asset value, end of period............             $   1.00                               $   1.00
                                                        ==========                             =========
 Total Return..............................                 2.96%                                  2.83%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...........             $       4                              $       7
 Ratios to average net assets:
     Expenses..............................                 0.67%                                  0.70%*
     Net investment income.................                 2.95%                                  2.80%*
     Expenses paid indirectly..............                 --                                     0.02%

 *      Annualized



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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================


The Board of Directors and Shareholders
Connecticut Daily Tax Free Income Fund, Inc.





We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Connecticut Daily Tax Free Income Fund, Inc. as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. as of January 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                                    \s\McGladrey & Pullen, LLP



New York, New York
February 26, 1998




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

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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------
Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020



Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020



Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105



Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

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CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.






                                                    Annual Report
                                                   January 31, 1998







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